Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Scheduled maturities of time deposits
2014	$ 74,395
2015	32,171
2016	3,702
2017	3,074
2018	4,084
Thereafter	352
Total	$ 117,778